Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

The table below summarizes the significant expense categories regularly reviewed by the CODM for the three and six months ended June 30, 2026, and 2025:

Operating Expenses	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Research and development	$233,665	$381,061	$1,010,075	$909,746
Sales and marketing	5,813	68,834	10,091	137,825
General and administrative	1,243,778	851,195	2,636,838	1,722,801
Total operating expenses	1,483,256	1,301,090	3,657,004	2,770,372

Operating loss	(1,483,256)	(1,301,090)	(3,657,004)	(2,770,372)

Other segment items (a)	1,643,200	75,178	2,505,515	508,130

Net income/(loss)	$159,944	$(1,225,912)	$(1,151,489)	$(2,262,242)

Reconciliation of net loss
Adjustments and reconciling items	—	—	—	—

Consolidated net income/(loss)	$159,944	$(1,225,912)	$(1,151,489)	$(2,262,242)

Operating Expenses	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Research and development	$1,010,075	$909,746
Sales and marketing	10,091	137,825
General and administrative	2,636,838	1,722,801
Total operating expenses	3,657,004	2,770,372

Operating loss	(3,657,004)	(2,770,372)

Other segment items (a)	2,505,515	508,130

Net loss	$(1,151,489)	$(2,262,242)

Reconciliation of net loss
Adjustments and reconciling items	—	—

Consolidated net loss	$(1,151,489)	$(2,262,242)

(a)
Other segment items included in segment loss include digital asset staking compensation, changes in fair value of digital asset, changes in warrant liability and interest income.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025, and 2024:

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Operating Expenses
Research and development	$1,849,996	$3,190,293
Sales and marketing	$189,470	$571,040
General and administrative	$3,723,635	$7,055,814
Total operating expenses	$5,763,101	$10,817,147

Operating loss	$(5,763,101)	$(10,817,147)
Other segment items (a)	$(1,264,309)	$(690,800)

Net loss	$(7,027,410)	$(11,507,947)

Reconciliation of net loss
Adjustments and reconciling items	—	—
Consolidated net loss	$(7,027,410)	$(11,507,947)

(a)
Other segment items included in segment loss includes digital asset staking compensation, changes in digital assets, warrant expense, changes in warrant liability, gain on settlement of warrant liability and interest income.